Supplementary Information on Oil and Gas Operations-Unaudited - Proved Reserves (Details) Mcfe in Thousands, MMcf in Thousands, MBbls in Thousands	12 Months Ended
	Dec. 31, 2016 Mcfe MBbls MMcf	Dec. 31, 2015 Mcfe MBbls MMcf	Dec. 31, 2014 Mcfe MBbls MMcf
Oil
Proved Developed and Undeveloped Reserves [Abstract]
Proved reserves beginning balance | MBbls	1,806	2,437	3,031
Revisions of previous estimates | MBbls	247	(211)	(37)
Extensions, discoveries and other additions | MBbls	0	163	475
Sale of reserves in place | MBbls	(154)	(54)	(229)
Production | MBbls	(502)	(529)	(803)
Proved reserves ending balance | MBbls	1,397	1,806	2,437
Proved developed reserves | MBbls	1,212	1,549	2,089
Proved undeveloped reserve | MBbls	185	257	348
Natural Gas Liquids
Proved Developed and Undeveloped Reserves [Abstract]
Proved reserves, ending balance	34,826	73,498	28,430
Revisions of previous estimates	(4,380)	(3,571)	2,894
Extensions, discoveries and other additions	0	16,078	49,990
Sale of reserves in place	0	(45,692)	(334)
Production	(3,871)	(5,487)	(7,482)
Proved reserves, ending balance	26,575	34,826	73,498
Proved undeveloped reserve	13,073	15,792	42,584
Proved developed reserves	13,502	19,034	30,914
Natural Gas
Proved Developed and Undeveloped Reserves [Abstract]
Proved reserves beginning balance | MMcf	132,344	309,025	250,109
Revisions of previous estimates | MMcf	(11,854)	(9,852)	9,976
Extensions, discoveries and other additions | MMcf	1,485	45,645	82,364
Sale of reserves in place | MMcf	(24,834)	(186,972)	(2,396)
Production | MMcf	(16,617)	(25,502)	(31,028)
Proved reserves ending balance | MMcf	80,524	132,344	309,025
Proved developed reserves | MMcf	47,349	78,533	182,567
Proved undeveloped reserve | MMcf	33,175	53,811	126,458
Oil and Natural Gas Reserves
Proved Developed and Undeveloped Reserves [Abstract]
Proved reserves, ending balance	178,004	397,148	296,723
Revisions of previous estimates	(14,748)	(14,698)	12,650
Extensions, discoveries and other additions	1,485	62,702	135,205
Sale of reserves in place	(25,759)	(232,988)	(4,105)
Production	(23,501)	(34,160)	(43,325)
Proved reserves, ending balance	115,481	178,004	397,148
Proved undeveloped reserve	67,694	103,615	237,688
Proved developed reserves	47,787	74,389	159,460